Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio Initial Class, Service Class and Service Class 2
April 28, 2020
Pros  pectus

Jonathan Kelly no longer serves as a co-manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Nader Nazmi (co-manager) has managed the fund since September 2020.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Nader Nazmi is co-manager of the fund, which he has managed since September 2020. He also manages other funds. Since joining Fidelity Investments in 2020, Mr. Nazmi has worked as a research analyst and portfolio manager. Prior to joining the firm, Mr. Nazmi served as a sovereign analyst and macro strategist on the emerging markets debt team at Wellington Management from 2016 to 2020.

VIPSI-20-01 1.805596.117	September 18, 2020

Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio Investor Class
April 28, 2020
Pros  pectus

Jonathan Kelly no longer serves as a co-manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Nader Nazmi (co-manager) has managed the fund since September 2020.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Nader Nazmi is co-manager of the fund, which he has managed since September 2020. He also manages other funds. Since joining Fidelity Investments in 2020, Mr. Nazmi has worked as a research analyst and portfolio manager. Prior to joining the firm, Mr. Nazmi served as a sovereign analyst and macro strategist on the emerging markets debt team at Wellington Management from 2016 to 2020.

VIPSI-INV-20-01 1.924866.107	September 18, 2020